UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.7% (100.0% of Total Investments)

	MUNICIPAL BONDS – 145.3% (99.7% of Total Investments)

	Alabama – 0.6% (0.4% of Total Investments)
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
$ 1,720	5.000%, 1/01/36 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	$ 1,795,233
2,215	5.000%, 1/01/41 (Pre-refunded 1/01/16) – RAAI Insured	1/16 at 100.00	N/R (4)	2,311,884
	Henry County Water Authority, Alabama, Water Revenue Bonds, Series 2006:
215	5.000%, 1/01/36 – RAAI Insured	1/16 at 100.00	N/R	217,595
270	5.000%, 1/01/41 – RAAI Insured	1/16 at 100.00	N/R	273,186
4,420	Total Alabama			4,597,898
	Alaska – 3.1% (2.1% of Total Investments)
7,000	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005B-2, 5.250%,	6/15 at 100.00	AA+	7,122,640
	12/01/30 – NPFG Insured
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
5,000	5.000%, 6/01/32	6/15 at 100.00	B2	4,482,700
13,025	5.000%, 6/01/46	6/15 at 100.00	B2	10,754,612
25,025	Total Alaska			22,359,952
	Arizona – 0.8% (0.6% of Total Investments)
2,500	Phoenix Civic Improvement Corporation, Arizona, Excise Tax Revenue Bonds, Civic Plaza	No Opt. Call	AA	2,547,375
	Expansion Project, Subordinate Series 2005A, 5.000%, 7/01/35 – FGIC Insured
3,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Airport Revenue Bonds, Series	7/20 at 100.00	A+	3,396,240
	2010A, 5.000%, 7/01/40
5,500	Total Arizona			5,943,615
	California – 23.0% (15.8% of Total Investments)
3,450	Antelope Valley Union High School District, Los Angeles County, California, General Obligation	No Opt. Call	A1	2,020,044
	Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,941,375
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,992,500
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa1	4,532,000
	Bonds, Series 2009, 0.000%, 8/01/33
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B+	7,415,408
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
2,910	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AA+ (4)	3,386,978
	Series 2009-AF, 5.000%, 12/01/29 (Pre-refunded 12/01/18)
2,090	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AAA	2,402,330
	Series 2009-AF, 5.000%, 12/01/29
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	499,041
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A1	1,906,595
	2013I, 5.000%, 11/01/38
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	Aa3	8,243,130
4,250	5.250%, 11/01/40	11/20 at 100.00	Aa3	4,984,315
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35 –	3/16 at 100.00	AA–	25,974,000
	NPFG Insured (UB)
2,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,869,775
	Obligated Group, Series 2010, 5.250%, 11/01/30
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+	9,391,050
	Series 2006, 5.250%, 3/01/45
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,770,720
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	6,502,221
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Series 2005A:
13,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	AA	9,899,010
3,485	5.000%, 6/01/45	6/15 at 100.00	A1	3,539,018
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,325	4.500%, 6/01/27	6/17 at 100.00	B	6,218,867
1,640	5.000%, 6/01/33	6/17 at 100.00	B	1,428,325
1,000	5.125%, 6/01/47	6/17 at 100.00	B	813,960
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,299,150
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	898,950
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
3,500	Los Angeles County Sanitation Districts Financing Authority, California, Capital Projects	10/15 at 100.00	AA–	3,597,160
	Revenue Bonds, District 14, Subordinate Series 2005B, 5.000%, 10/01/34 – FGIC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/15 at 100.00	N/R (4)	491,862
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	2/15 at 100.00	N/R (4)	999,358
	1994, 5.375%, 2/15/34 (ETM)
2,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA (4)	2,551,525
	2005A-2, 5.000%, 7/01/22 (Pre-refunded 7/01/15) – AGM Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	838,007
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,138,344
	2009B, 6.500%, 11/01/39
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA	6,838,359
	2009, 0.000%, 8/01/34 – AGC Insured
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	1,567,450
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	655,360
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,476,750
	6.000%, 11/01/30
	Palomar Pomerado Health, California, General Obligation Bonds, Election of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	1,514,760
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	5,170,113
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,071,380
	Center, Series 2007A, 5.000%, 7/01/47
2,500	Redding, California, Electric System Revenue Certificates of Participation, Series 2005,	6/15 at 100.00	AA–	2,518,125
	5.000%, 6/01/30 – FGIC Insured
3,205	San Diego Community College District, California, General Obligation Bonds, Series 2005,	5/15 at 100.00	AA+ (4)	3,244,742
	5.000%, 5/01/25 (Pre-refunded 5/01/15) – AGM Insured
925	San Jose-Evergreen Community College District, Santa Clara County, California, General	No Opt. Call	Aa1	459,892
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 – NPFG Insured
4,075	San Jose-Evergreen Community College District, Santa Clara County, California, General	9/15 at 50.47	Aa1 (4)	2,054,289
	Obligation Bonds, Series 2005A, 0.000%, 9/01/28 (Pre-refunded 9/01/15) – NPFG Insured
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series	8/16 at 102.00	AA (4)	8,011,559
	2006A, 5.000%, 8/01/27 (Pre-refunded 8/01/16) – AGM Insured
4,825	Santa Monica Community College District, Los Angeles County, California, General Obligation	8/15 at 61.27	AA (4)	2,953,286
	Bonds, Series 2005C, 0.000%, 8/01/25 (Pre-refunded 8/01/15) – NPFG Insured
187,085	Total California			166,081,083
	Colorado – 8.6% (5.9% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,105,051
	SYNCORA GTY Insured
11,200	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	12,582,080
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,389,945
	Series 2007, 5.125%, 9/15/29
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	5,273,472
10,045	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	5,925,746
16,060	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	8,191,885
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	2,126,480
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	AA–	5,774,993
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	AA–	2,541,188
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,301,300
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	11,871,800
	Activity Bonds, Series 2010, 6.500%, 1/15/30
91,190	Total Colorado			62,083,940
	District of Columbia – 1.4% (1.0% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,224,000
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 6.9% (4.7% of Total Investments)
875	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	922,723
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%,	7/17 at 100.00	Aa3	2,293,782
	7/01/21 – AMBAC Insured
3,485	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	3,542,189
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/15
4,000	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	AA	4,065,640
	Series 2010A-1, 5.000%, 6/01/15 – AGM Insured
1,915	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	AA+	2,022,049
	1191, 8.913%, 1/01/27 (Alternative Minimum Tax) (IF)
5,000	Florida Hurricane Catastrophe Fund, Financial Corporation Revenue Bonds, Series 2010A, 5.000%,	No Opt. Call	AAA	5,101,950
	7/01/15 (ETM)
3,235	Lee County, Florida, Transportation Facilities Revenue Bonds, Sanibel Bridges & Causeway	10/15 at 100.00	AA (4)	3,339,943
	Project, Series 2005B, 5.000%, 10/01/30 (Pre-refunded 10/01/15) – CIFG Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,176,850
	Series 2014B, 5.000%, 10/01/37
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,910,300
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	3,490,950
	5.000%, 10/01/26
2,410	Miami-Dade County, Florida, General Obligation Bonds, Parks Program, Series 2005, 4.300%,	11/15 at 100.00	AA (4)	2,484,734
	11/01/30 (Pre-refunded 11/01/15) – NPFG Insured
2,425	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series	6/15 at 100.00	AA–	2,462,345
	2005B, 5.000%, 6/01/22 – NPFG Insured
2,400	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	AA	2,457,000
	8/01/25 – AMBAC Insured
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA–	5,509,852
	10/01/29 – FGIC Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA	4,297,120
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	3,763,410
	Obligation Group, Series 2007, 5.000%, 8/15/37
46,910	Total Florida			49,840,837
	Georgia – 1.6% (1.1% of Total Investments)
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	11,350,700
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
	Guam – 0.0% (0.0% of Total Investments)
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	198,556
	(Alternative Minimum Tax)
	Illinois – 15.7% (10.7% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	AA–	2,380,486
	FGIC Insured
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	A+	1,543,632
	2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	3,818,000
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	1,180,690
1,985	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A2	2,368,879
	Refunding Series 2013B, 5.000%, 1/01/26
1,615	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	7/15 at 100.00	AA	1,618,069
	Series 2003C-2, 5.250%, 1/01/30 – AGM Insured (Alternative Minimum Tax)
2,405	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/16 at 100.00	AA–	2,511,926
	Series 2005A, 5.250%, 1/01/26 – NPFG Insured
9,000	Chicago, Illinois, General Obligation Bonds, Series 2005A, 5.000%, 1/01/17 – AGM Insured	7/15 at 100.00	AA	9,035,640
5,050	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA+	5,486,472
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	8,039,969
11,350	Illinois Finance Authority, Illinois, Northwestern University, Revenue Bonds, Series 2006,	12/15 at 100.00	AAA	11,779,030
	5.000%, 12/01/42
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	3,296,728
	5.500%, 2/01/40 – AMBAC Insured
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,900,693
	5.000%, 3/15/26
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A+	3,423,120
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	6,404,668
	6.000%, 5/15/39
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	2,189,438
	5.750%, 11/15/37
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,530,700
3,200	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	3,512,032
	5.000%, 5/15/24 – AGM Insured
5,550	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	6,164,663
	Centers, Series 2008A, 5.500%, 8/15/30
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	3,222,551
	5.000%, 1/01/38
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,509,270
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AAA	6,809,465
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AAA	2,032,373
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AAA	1,256,404
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AAA	4,178,389
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34	2/20 at 100.00	AA	2,288,811
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22 –	3/17 at 100.00	AA–	3,265,230
	NPFG Insured
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA	3,116,077
	2010A, 5.250%, 5/01/31 – AGM Insured
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	2,422,260
	6.250%, 10/01/38
3,330	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	2,722,142
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
119,485	Total Illinois			113,007,807
	Indiana – 3.5% (2.4% of Total Investments)
4,030	Indiana Finance Authority Health System Revenue Bonds, Sisters of St. Francis Health Services,	11/19 at 100.00	AA	4,568,045
	Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,121,700
	2012A, 4.000%, 5/01/35
2,050	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	2,248,994
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,250	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	7,179,875
	5.250%, 12/01/38
1,600	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	1,748,960
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	AA–	2,662,950
	NPFG Insured
1,890	New Albany-Floyd County School Building Corporation, Indiana, First Mortgage Bonds, Series	7/15 at 100.00	AA+ (4)	1,932,355
	2005, 5.000%, 7/15/26 (Pre-refunded 7/15/15) – AGM Insured
23,320	Total Indiana			25,462,879
	Iowa – 1.9% (1.3% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	1,004,212
	5.000%, 7/01/19
7,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	7,729,695
	Project, Series 2013, 5.500%, 12/01/22
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	4,780,750
	5.600%, 6/01/34
13,225	Total Iowa			13,514,657
	Kansas – 1.3% (0.9% of Total Investments)
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	Aa2	3,514,440
	Obligated Group, Series 2012A, 5.000%, 11/15/28
3,460	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,527,262
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	611,136
	4.625%, 10/01/31
1,950	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	1,402,226
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
9,010	Total Kansas			9,055,064
	Kentucky – 0.1% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,094,520
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Maryland – 1.0% (0.7% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,504,947
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative Minimum Tax)
2,500	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,634,350
	5.500%, 2/01/16
6,910	Total Maryland			7,139,297
	Massachusetts – 1.0% (0.7% of Total Investments)
1,500	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	4/15 at 100.00	AA– (4)	1,502,055
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 (Pre-refunded 4/16/15) –
	NPFG Insured
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,670,860
	2013A, 5.000%, 5/15/43
	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A:
385	5.000%, 8/15/30 (Pre-refunded 8/15/15) – AGM Insured	8/15 at 100.00	AA (4)	395,214
2,495	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA (4)	2,561,192
120	5.000%, 8/15/30 (Pre-refunded 8/15/15)	8/15 at 100.00	AA+ (4)	123,184
6,780	Total Massachusetts			7,252,505
	Michigan – 3.8% (2.6% of Total Investments)
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,295,590
	4.500%, 11/01/23
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,409,301
	7/01/29 – FGIC Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	4,119,840
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	5,031,000
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	BBB+	1,407,861
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	5,751,250
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	2,992,904
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,453,416
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
25,330	Total Michigan			27,461,162
	Minnesota – 0.4% (0.3% of Total Investments)
930	Minnesota Agricultural and Economic Development Board, Healthcare System Revenue Bonds,	5/15 at 100.00	A	934,278
	Fairview Hospital and Healthcare Services, Series 2000A, 6.375%, 11/15/29
2,100	St. Paul Housing and Redevelopment Authority, Minnesota, Sales Tax Revenue Refunding Bonds,	11/15 at 103.00	AA (4)	2,263,170
	Civic Center Project, Series 1996, 7.100%, 11/01/23 (Pre-refunded 11/01/15) – AGM Insured
3,030	Total Minnesota			3,197,448
	Mississippi – 0.8% (0.6% of Total Investments)
5,900	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/15 at 100.00	BBB	5,907,021
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 3.0% (2.1% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	5,520,484
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	2,869,750
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	7,902,210
	CoxHealth, Series 2013A, 5.000%, 11/15/48
5,000	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	5,316,350
25,080	Total Missouri			21,608,794
	Nebraska – 1.7% (1.2% of Total Investments)
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A1	12,187,526
	5.000%, 2/01/35 – AMBAC Insured
	Nevada – 6.4% (4.4% of Total Investments)
3,990	Clark County School District, Nevada, General Obligation Bonds, Refunding Series 2005A,	6/15 at 101.00	AA–	4,100,762
	5.000%, 6/15/19 – FGIC Insured
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,878,650
11,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	13,361,908
	International Airport, Series 2010A, 5.250%, 7/01/42
6,370	Nevada State, Unemployment Compensation Fund Special Revenue Bonds, Series 2013,	No Opt. Call	AAA	6,453,383
	4.000%, 6/01/15
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/15 at 33.61	AA–	1,160,486
2,500	Reno, Nevada, Health Facilities Revenue Bonds, Catholic Healthcare West, Trust 2634, 19.208%,	7/17 at 100.00	AA+	3,347,800
	7/01/31 – BHAC Insured (IF) (5)
43,285	Total Nevada			46,302,989
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	3,437,160
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 4.0% (2.8% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,231,428
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/15 at 100.00	AA–	2,598,527
	2004A, 5.250%, 7/01/33 – NPFG Insured
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	A–	6,017,536
	Care System, Refunding Series 2006B, 0.000%, 7/01/37
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C,	No Opt. Call	A2	8,054,000
	0.000%, 12/15/35 – AMBAC Insured
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+	5,426,438
	5.150%, 1/01/35 – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa3	2,210,670
	9/01/25 – NPFG Insured
910	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	AA–	1,058,030
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	2,432,640
	Series 2007-1A, 5.000%, 6/01/41
54,025	Total New Jersey			29,029,269
	New York – 6.9% (4.7% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,720,880
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,274,680
	2011A, 5.250%, 2/15/47
3,290	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	3,465,982
	5.000%, 12/01/35
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	3,024,025
	Series 2012F, 5.000%, 11/15/26
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	4,234,825
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
470	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	498,172
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	2/15 at 100.00	AA	5,025
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
20	5.000%, 8/01/17	2/15 at 100.00	AA	20,080
80	5.750%, 8/01/18	6/15 at 100.00	AA	80,370
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,441,540
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
4,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	5,239,680
	Center Project, Series 2011, 5.750%, 11/15/51
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	10,061,555
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
2,475	6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	AA–	2,552,319
10,000	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/15 at 100.00	AA–	10,059,000
50,275	Total New York			49,678,133
	North Carolina – 3.7% (2.6% of Total Investments)
17,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series	10/15 at 100.00	AA+	17,501,840
	2005A, 5.000%, 10/01/41
3,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	3,138,240
	5.250%, 1/01/20 – AMBAC Insured
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,146,440
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,174,227
	5.750%, 1/01/39 – AGC Insured
25,900	Total North Carolina			26,960,747
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,822,725
	6.000%, 11/01/28
	Ohio – 8.4% (5.8% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,545	5.375%, 6/01/24	6/17 at 100.00	B–	4,024,507
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,161,110
1,695	5.875%, 6/01/30	6/17 at 100.00	B–	1,474,396
6,265	5.750%, 6/01/34	6/17 at 100.00	B–	5,306,643
4,300	6.000%, 6/01/42	6/17 at 100.00	B	3,686,476
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,389,885
4,750	5.875%, 6/01/47	6/17 at 100.00	B	4,063,245
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	2,782,237
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A–	7,036,080
	5.250%, 11/01/29
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006,	12/16 at 100.00	AA+	10,497,198
	4.250%, 12/01/32 – AGM Insured
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	6,290,625
	Project, Series 2009E, 5.625%, 10/01/19
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	8,554,650
	Refunding Series 2009A, 5.500%, 1/01/39
3,690	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,239,183
	2013A-1, 5.000%, 2/15/48
60,195	Total Ohio			60,506,235
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA–	1,847,525
	Center, Series 2008B, 5.250%, 8/15/38
	Pennsylvania – 6.2% (4.2% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	3,482,610
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
3,365	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	7/15 at 100.00	Ba1	3,368,870
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	7,527,141
	Bonds, Series 2010A, 0.000%, 12/01/34
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA–	3,594,056
	Revenue, Series 2013A, 5.000%, 12/01/36
10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	12,150,600
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	14,258,369
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
38,345	Total Pennsylvania			44,381,646
	Puerto Rico – 0.7% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 –	No Opt. Call	AA–	1,020,440
	NPFG Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	6/15 at 100.00	AA–	4,303,483
	4.500%, 12/01/23
5,300	Total Puerto Rico			5,323,923
	Rhode Island – 0.5% (0.3% of Total Investments)
3,310	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	4/15 at 100.00	BBB– (4)	3,325,061
	Series 2002A, 6.250%, 6/01/42 (Pre-refunded 4/20/15)
	South Carolina – 0.6% (0.4% of Total Investments)
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,128,760
	5.500%, 12/01/54
	Tennessee – 0.3% (0.2% of Total Investments)
2,125	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,455,693
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 13.4% (9.2% of Total Investments)
5,080	Board of Regents of the University of Texas, Permanent University Fund Bonds, Refunding Series	7/15 at 100.00	AAA	5,188,102
	2005B, 5.000%, 7/01/35
1,210	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	AAA	1,241,351
	Refunding School Building Series 2005, 5.000%, 8/15/34
1,635	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds,	8/15 at 100.00	N/R (4)	1,678,344
	Refunding School Building Series 2005, 5.000%, 8/15/34 (Pre-refunded 8/15/15)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	574,470
	2002, 0.000%, 8/15/32 – FGIC Insured
2,005	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB	2,349,399
	5.750%, 1/01/31
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	2,150,875
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30	8/16 at 49.21	Aaa	1,904,098
4,000	0.000%, 8/15/31	8/16 at 46.64	Aaa	1,825,640
13,680	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	15,420,366
	Series 2013B, 5.000%, 4/01/53
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,312,561
	NPFG Insured
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 35.81	AA	543,150
	Senior Lien Series 2014A, 0.000%, 11/15/52 – AGM Insured
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	2,392,900
	5.250%, 11/15/30
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	843,643
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
2,400	Houston, Texas, Senior Lien Airport System Revenue Bonds, Refunding Series 2009A,	7/18 at 100.00	AA–	2,732,160
	5.500%, 7/01/39
9,350	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/15 at 39.49	AA–	3,674,270
	Bonds, Series 2005, 0.000%, 8/15/32 – FGIC Insured
2,035	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	2,172,240
	Series 2007, 5.000%, 8/15/34
1,490	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	1,597,578
	Series 2007, 5.000%, 8/15/34 (Pre-refunded 8/15/16)
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A2	5,177,400
	Series 2008I, 6.500%, 1/01/43
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,382,546
	0.000%, 1/01/28 – AGC Insured
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	No Opt. Call	AA	4,188,044
	Revenue Bonds, Tender Option Bond Trust 1760-3, 17.134%, 8/15/16 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	Aa3	3,380,028
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	8,987,505
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,787,216
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	2,978,300
	2012A, 5.000%, 4/01/31
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,645,200
	Refunding Series 2012A, 5.000%, 8/15/41
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	5,708,450
	Refunding Series 2015C, 5.000%, 8/15/37 (WI/DD, Settling 2/04/15)
5,000	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,	8/15 at 36.81	AAA	1,838,600
	Series 2005, 0.000%, 8/15/34 (Pre-refunded 8/15/15)
2,315	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,522,193
	Series 2007, 5.000%, 2/01/23
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Series 2005:
3,000	0.000%, 8/15/23 (Pre-refunded 8/15/15)	8/15 at 67.10	AAA	2,010,990
2,000	0.000%, 8/15/24 (Pre-refunded 8/15/15)	8/15 at 63.56	AAA	1,269,840
106,770	Total Texas			96,477,459
	Utah – 0.9% (0.6% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,377,730
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	AA–	1,322,720
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	AA–	1,794,344
	Series 2006A., 4.500%, 8/01/23 – FGIC Insured
6,695	Total Utah			6,494,794
	Virginia – 5.8% (4.0% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A	1,045,602
	System Obligated Group, Series 2013, 5.000%, 11/01/30
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	25,899,115
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
5,315	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	5,813,388
19,450	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B, 0.000%, 7/01/44	No Opt. Call	BBB–	4,987,175
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,004,640
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
50,765	Total Virginia			41,749,920
	Washington – 2.8% (1.9% of Total Investments)
1,885	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AA–	1,971,899
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
3,000	Spokane County School District 81, Spokane, Washington, General Obligation Bonds, Series 2005,	6/15 at 100.00	Aa1 (4)	3,049,470
	5.000%, 6/01/24 (Pre-refunded 6/01/15) – NPFG Insured
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	5/18 at 100.00	AA	9,025,040
	Series 2008A, 5.250%, 8/15/34 – AGM Insured
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	6,322,770
	6/01/28 – FGIC Insured
21,885	Total Washington			20,369,179
	West Virginia – 0.5% (0.3% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,508,680
	System Obligated Group, Refunding and Improvement Series 2013A, 5.375%, 6/01/38
	Wisconsin – 2.2% (1.5% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	1,862,483
	Healthcare, Series 2006, 4.750%, 5/01/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,145,460
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,141,420
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,895,284
	5.750%, 5/01/33
13,900	Total Wisconsin			16,044,647
	Wyoming – 0.7% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	4,771,927
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,130,540	Total Municipal Bonds (cost $936,366,013)			1,048,185,733

Shares	Description (1)			Value
	COMMON STOCKS – 0.4% (0.3% of Total Investments)

	Airlines – 0.4% (0.3% of Total Investments)
53,589	American Airlines Group Inc. (6)			$ 2,630,148
	Total Common Stocks (cost $1,552,724)			2,630,148

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 669	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 120,488
178	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	3.000%	7/15/55	N/R	23,809
$ 847	Total Corporate Bonds (cost $75,979)				144,297
	Total Long-Term Investments (cost $937,994,716)				1,050,960,178
	Floating Rate Obligations – (2.9)%				(20,750,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.6)% (9)				(350,900,000)
	Other Assets Less Liabilities – 5.8%				42,131,345
	Net Assets Applicable to Common Shares – 100%				$ 721,441,523

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,048,185,733	$ —	$1,048,185,733
Common Stocks	2,630,148	—	—	2,630,148
Corporate Bonds	—	—	144,297	144,297
Total	$2,630,148	$1,048,185,733	$144,297	$1,050,960,178

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost of investments was $915,809,041.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$116,038,160
Depreciation	(1,637,023)
Net unrealized appreciation (depreciation) of investments	$114,401,137

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment categorized as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.4%
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015